Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
THIRD QUARTER REPORT
July 31, 2024 (Unaudited)
Columbia International Equity Income ETF
Columbia U.S. Equity Income ETF
.

PORTFOLIO OF INVESTMENTS
Columbia International Equity Income ETF
July 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia International Equity Income ETF | 2024
Common Stocks 99.1%
Issuer Shares Value ($)
Austria  1.2%
Erste Group Bank AG 3,936 204,780
OMV AG 1,748 73,201
voestalpine AG 1,321 33,821
Total 311,802
Belgium  0.9%
KBC Group NV 3,172 245,898
Brazil  0.2%
Yara International ASA 2,018 57,396
Burkina Faso  0.2%
Endeavour Mining PLC 2,273 50,508
Denmark  2.0%
AP Moller - Maersk A/S Class A 33 53,597
Coloplast A/S Class B 1,796 233,515
Pandora A/S 1,001 156,916
Tryg A/S 3,783 82,837
Total 526,865
Finland  2.6%
Elisa OYJ 1,763 82,071
Fortum OYJ 5,359 82,287
Kesko OYJ Class B 3,272 59,129
Metso OYJ 8,617 87,445
Orion OYJ Class B 1,291 59,330
UPM-Kymmene OYJ 6,528 215,662
Wartsila OYJ Abp 5,732 118,190
Total 704,114
France  4.5%
Bouygues SA 2,529 87,408
TotalEnergies SE 16,352 1,105,551
Total 1,192,959
Germany  21.5%
Bayerische Motoren Werke AG 3,479 323,080
Bechtle AG 1,018 45,033
Brenntag SE 1,609 114,599
Commerzbank AG 12,517 204,389
Continental AG 1,341 82,277
E.ON SE 27,514 386,005
Evonik Industries AG 2,203 44,733
Hannover Rueck SE 746 185,424
Mercedes-Benz Group AG 10,685 707,146
Merck KGaA 1,610 288,853
Rational AG 66 57,813
Rheinmetall AG 542 295,478
RWE AG 8,398 313,427
SAP SE 6,189 1,306,070
Siemens AG 6,344 1,163,040
Siemens Healthineers AG
(a)
3,343 179,534
Talanx AG 747 56,785
Total 5,753,686
Hong Kong  1.6%
Hong Kong Exchanges & Clearing Ltd. 14,810 439,447
Israel  0.5%
Bank Hapoalim BM 15,657 144,613
Italy  5.2%
Enel SpA 94,985 677,752
Eni SpA 26,071 417,472
Prysmian SpA 3,292 226,347
Recordati Industria Chimica e Farmaceutica
SpA 1,205 65,653
Total 1,387,224
Japan  11.8%
AGC, Inc. 2,237 80,271
Common Stocks (continued)
Issuer Shares Value ($)
Asahi Group Holdings Ltd. 5,888 217,386
Bridgestone Corp. 6,699 275,377
Canon, Inc. 11,213 353,396
Chugai Pharmaceutical Co. Ltd. 7,736 339,806
Hulic Co. Ltd. 4,426 43,286
Kirin Holdings Co. Ltd. 9,569 135,496
Kyowa Kirin Co. Ltd. 2,970 62,752
Otsuka Corp. 2,732 60,483
Otsuka Holdings Co. Ltd. 5,241 270,410
Sompo Holdings, Inc. 10,820 249,322
Suntory Beverage & Food Ltd. 1,545 55,676
Tokio Marine Holdings, Inc. 21,217 849,188
Trend Micro, Inc. 1,575 75,882
Yamaha Motor Co. Ltd. 10,244 96,340
Total 3,165,071
Netherlands  2.3%
Akzo Nobel NV 2,120 131,036
Euronext NV
(a)
1,104 111,699
Koninklijke Ahold Delhaize NV 11,518 371,166
Total 613,901
Norway  2.6%
Aker BP ASA 3,783 91,647
Equinor ASA 11,450 303,672
Gjensidige Forsikring ASA 2,171 36,651
Kongsberg Gruppen ASA 1,003 100,534
Mowi ASA 5,498 92,618
Orkla ASA 9,279 78,156
Total 703,278
Portugal  0.6%
EDP SA 37,826 155,540
Spain  11.3%
Aena SME SA
(a)
864 163,707
Banco Santander SA 194,300 936,672
CaixaBank SA 49,242 286,991
EDP Renovaveis SA 3,715 57,647
Endesa SA 3,934 76,200
Iberdrola SA 78,550 1,035,286
Repsol SA 14,807 211,098
Telefonica SA 54,364 245,839
Total 3,013,440
Sweden  12.0%
Alfa Laval AB 3,409 150,449
Assa Abloy AB Class B 12,060 366,720
Getinge AB Class B 2,645 51,555
Holmen AB Class B 1,070 42,011
Husqvarna AB Class B 4,273 28,849
Investor AB Class B 22,508 638,010
Sagax AB Class B 2,644 65,227
Sandvik AB 12,872 263,263
Skandinaviska Enskilda Banken AB Class A 19,354 297,959
SKF AB Class B 4,361 80,953
Svenska Cellulosa AB SCA Class B 7,259 98,614
Svenska Handelsbanken AB Class A 16,725 168,848
Tele2 AB Class B 6,853 70,464
Telefonaktiebolaget LM Ericsson Class B 36,130 246,966
Telia Co. AB 26,832 77,935
Trelleborg AB Class B 2,647 98,247
Volvo AB Class B 18,216 464,510
Total 3,210,580
Switzerland  5.7%
ABB Ltd. 19,811 1,097,848
Kuehne + Nagel International AG 613 189,767

PORTFOLIO OF INVESTMENTS
(continued)
Columbia International Equity Income ETF
July 31, 2024 (Unaudited)
Columbia International Equity Income ETF | 2024 3
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Logitech International SA 2,136 192,137
Temenos AG 763 52,788
Total 1,532,540
United Kingdom  3.6%
Ashtead Group PLC 5,344 384,528
Lloyds Banking Group PLC 769,802 589,113
Total 973,641
United States  8.8%
BP PLC 190,872 1,124,947
Shell PLC 33,433 1,219,587
Total 2,344,534
Total Common Stocks
(Cost $25,233,865) 26,527,037
Money Market Funds 0.7%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
5.155%
(b)
193,199 193,199
Total Money Market Funds
(Cost $193,199) 193,199
Total Investments in Securities
(Cost $25,427,064) 26,720,236
Other Assets & Liabilities, Net 42,157
Net Assets 26,762,393
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31,
2024, the total value of these securities amounted to $454,940, which represents 1.70% of total net assets.
(b) The rate shown is the seven-day current annualized yield at July 31, 2024.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

PORTFOLIO OF INVESTMENTS
Columbia U.S. Equity Income ETF
July 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
4 Columbia U.S. Equity Income ETF | 2024
Common Stocks 99.0%
Issuer Shares Value ($)
Communication Services  6.7%
Diversified Telecommunication Services 4.3%
AT&T, Inc. 71,609 1,378,473
Verizon Communications, Inc. 42,067 1,704,555
Total 3,083,028
Media 2.4%
Comcast Corp. Class A 38,857 1,603,628
Fox Corp. Class A 2,293 87,226
Total 1,690,854
Total Communication Services 4,773,882
Consumer Discretionary  6.4%
Household Durables 0.6%
Lennar Corp. Class A 2,389 422,686
Specialty Retail 5.8%
Best Buy Co., Inc. 2,153 186,278
Dick's Sporting Goods, Inc. 560 121,156
Home Depot, Inc. (The) 9,006 3,315,649
Tractor Supply Co. 1,076 283,332
Williams-Sonoma, Inc. 1,236 191,184
Total 4,097,599
Total Consumer Discretionary 4,520,285
Consumer Staples  10.8%
Beverages 8.5%
Coca-Cola Co. (The) 42,739 2,852,401
Constellation Brands, Inc. Class A 1,534 376,076
Keurig Dr Pepper, Inc. 10,615 363,882
Molson Coors Beverage Co. Class B 1,739 91,906
PepsiCo, Inc. 13,699 2,365,406
Total 6,049,671
Consumer Staples Distribution 1.5%
Kroger Co. (The) 7,157 390,057
Target Corp. 4,613 693,841
Total 1,083,898
Food Products 0.8%
General Mills, Inc. 5,627 377,797
Kellanova 2,870 166,890
Total 544,687
Total Consumer Staples 7,678,256
Energy  15.7%
Energy Equipment & Services 1.4%
Halliburton Co. 8,814 305,669
Schlumberger NV 14,262 688,712
Total 994,381
Oil, Gas & Consumable Fuels 14.3%
Cheniere Energy, Inc. 2,261 412,949
Chevron Corp. 18,420 2,955,858
ConocoPhillips 11,685 1,299,372
Exxon Mobil Corp. 25,909 3,072,548
Marathon Petroleum Corp. 3,517 622,579
Occidental Petroleum Corp. 8,839 537,588
Ovintiv, Inc. 2,561 118,933
Phillips 66 4,231 615,526
Williams Cos., Inc. (The) 12,138 521,206
Total 10,156,559
Total Energy 11,150,940
Financials  14.4%
Banks 5.6%
Bank of America Corp. 78,061 3,146,639
Regions Financial Corp. 9,129 204,216
Truist Financial Corp. 13,337 596,030
Total 3,946,885
Common Stocks (continued)
Issuer Shares Value ($)
Capital Markets 4.7%
Bank of New York Mellon Corp. (The) 7,456 485,162
Charles Schwab Corp. (The) 16,722 1,090,107
CME Group, Inc. 3,588 695,032
Intercontinental Exchange, Inc. 5,688 862,073
Raymond James Financial, Inc. 1,868 216,688
Total 3,349,062
Insurance 4.1%
Aflac, Inc. 5,119 488,250
American International Group, Inc. 6,618 524,344
Hartford Financial Services Group, Inc. (The) 2,946 326,771
Marsh & McLennan Cos., Inc. 4,922 1,095,490
Principal Financial Group, Inc. 2,328 189,755
Willis Towers Watson PLC 1,019 287,643
Total 2,912,253
Total Financials 10,208,200
Health Care  9.2%
Biotechnology 2.5%
Amgen, Inc. 5,352 1,779,380
Health Care Providers & Services 6.7%
Cardinal Health, Inc. 2,420 244,009
Cigna Group (The) 2,787 971,743
Quest Diagnostics, Inc. 1,107 157,526
UnitedHealth Group, Inc. 5,909 3,404,529
Total 4,777,807
Total Health Care 6,557,187
Industrials  13.7%
Aerospace & Defense 3.1%
General Dynamics Corp. 2,726 814,284
Huntington Ingalls Industries, Inc. 393 110,032
Lockheed Martin Corp. 2,396 1,298,440
Total 2,222,756
Air Freight & Logistics 0.4%
CH Robinson Worldwide, Inc. 1,155 102,852
Expeditors International of Washington, Inc. 1,401 174,873
Total 277,725
Building Products 2.4%
A O Smith Corp. 1,186 100,857
Allegion PLC 871 119,162
Fortune Brands Innovations, Inc. 1,243 100,447
Johnson Controls International PLC 6,712 480,177
Owens Corning 859 160,100
Trane Technologies PLC 2,258 754,804
Total 1,715,547
Electrical Equipment 1.3%
Emerson Electric Co. 5,697 667,176
Hubbell, Inc. 534 211,277
Total 878,453
Machinery 5.0%
Caterpillar, Inc. 4,882 1,690,148
CNH Industrial NV 8,175 87,064
Cummins, Inc. 1,343 391,887
Deere & Co. 2,580 959,708
IDEX Corp. 753 156,986
Nordson Corp. 515 128,920
Snap-on, Inc. 518 148,682
Total 3,563,395
Professional Services 1.5%
Automatic Data Processing, Inc. 4,086 1,073,065
Total Industrials 9,730,941

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. Equity Income ETF
July 31, 2024 (Unaudited)
Columbia U.S. Equity Income ETF | 2024 5
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Information Technology  14.8%
Electronic Equipment, Instruments & Components 1.1%
CDW Corp. 1,338 291,831
TE Connectivity Ltd. 3,058 471,941
Total 763,772
IT Services 3.0%
Cognizant Technology Solutions Corp. Class
A 4,960 375,373
International Business Machines Corp. 9,177 1,763,269
Total 2,138,642
Semiconductors & Semiconductor Equipment 10.7%
Analog Devices, Inc. 4,941 1,143,248
Broadcom, Inc. 22,220 3,570,310
NXP Semiconductors NV 2,554 672,111
QUALCOMM, Inc. 11,135 2,014,878
Skyworks Solutions, Inc. 1,599 181,678
Total 7,582,225
Total Information Technology 10,484,639
Materials  1.0%
Chemicals 0.6%
Mosaic Co. (The) 3,194 95,086
PPG Industries, Inc. 2,333 296,244
Total 391,330
Containers & Packaging 0.4%
Avery Dennison Corp. 795 172,380
Smurfit WestRock PLC 2,563 114,925
Total 287,305
Total Materials 678,635
Utilities  6.3%
Electric Utilities 2.6%
Alliant Energy Corp. 2,559 142,434
American Electric Power Co., Inc. 5,265 516,602
Edison International 3,842 307,399
Entergy Corp. 2,129 246,900
Evergy, Inc. 2,263 131,254
Common Stocks (continued)
Issuer Shares Value ($)
Eversource Energy 3,510 227,834
Xcel Energy, Inc. 5,536 322,638
Total 1,895,061
Gas Utilities 0.3%
Atmos Energy Corp. 1,505 192,459
Multi-Utilities 3.0%
Ameren Corp. 2,656 210,541
Consolidated Edison, Inc. 3,454 336,834
DTE Energy Co. 2,063 248,653
NiSource, Inc. 4,466 139,563
Public Service Enterprise Group, Inc. 4,975 396,856
Sempra 6,323 506,219
WEC Energy Group, Inc. 3,153 271,347
Total 2,110,013
Water Utilities 0.4%
American Water Works Co., Inc. 1,945 276,890
Total Utilities 4,474,423
Total Common Stocks
(Cost $60,721,551) 70,257,388
Exchange-Traded Equity Funds 0.6%
Issuer Shares Value ($)
Financials  0.6%
Financial Select Sector SPDR Fund 10,108 442,124
Total Exchange-Traded Equity Funds
(Cost $343,425) 442,124
Money Market Funds 0.3%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
5.155%
(a)
228,510 228,510
Total Money Market Funds
(Cost $228,510) 228,510
Total Investments in Securities
(Cost $61,293,486) 70,928,022
Other Assets & Liabilities, Net 56,060
Net Assets 70,984,082
(a) The rate shown is the seven-day current annualized yield at July 31, 2024.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

3QT271_10_P01_(09/24)
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